Related Party Transactions - Acquisitions from KNOT (Details)	Jul. 01, 2022	Dec. 31, 2020
Acquisitions From KNOT | Synnve Knutsen [Member]
Related Party Transaction
Percentage of interest acquired	100.00%	100.00%